UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha,NE

  68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period: 12/31/12

Item 1.  Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
	Shares	Market Value

EXCHANGE TRADED FUNDS - 84.6%
COUNTRY FUNDS - 31.7%
Guggenheim China Small Cap ETF	71,676	$ 1,719,507
iShares MSCI Australia Index Fund	133,433	3,354,506
iShares MSCI EMU Index Fund	202,344	6,770,430
iShares MSCI Japan Index Fund	178,131	1,736,777
iShares MSCI Mexico Investable Market Index Fund	26,924	1,898,950
iShares MSCI Netherlands Investable Market Index Fund	204,788	4,200,202
iShares MSCI Philippines Investable Market Index Fund	88,329	3,051,767
iShares MSCI Switzerland Index Fund	71,007	1,902,988
iShares MSCI Thailand Index Fund	38,321	3,161,099
SPDR S&P China ETF	69,322	5,136,067
		32,932,293
GEO-FOCUS-EQUITY FUNDS - 7.2%
iShares MSCI Hong Kong Index Fund	219,565	4,263,952
iShares MSCI Turkey Index Fund	47,965	3,203,103
		7,467,055
LARGE-CAP FUNDS - 6.0%
iShares S&P 500 Value Index Fund	37,278	2,474,886
Powershares QQQ Trust Series 1	57,028	3,713,093
		6,187,979
MID-CAP FUNDS - 11.4%
iShares Russell Midcap Growth Index Fund	80,428	5,050,878
iShares Russell Midcap Value Index Fund	136,252	6,845,301
		11,896,179
SECTOR FUNDS - 19.4%
Consumer Discretionary Select Sector SPDR Fund	52,949	2,511,371
Financial Select Sector SPDR Fund	244,884	4,016,098
First Trust Dow Jones Internet Index Fund *	21,533	839,141
Health Care Select Sector SPDR Fund	30,956	1,236,692
Industrial Select Sector SPDR Fund	88,675	3,360,783
iShares PHLX SOX Semiconductor Sector Index Fund	15,812	822,857
iShares S&P North American Technology-Multimedia Networking Index Fund	21,981	618,543
Market Vectors Agribusiness ETF	24,169	1,275,156
Market Vectors Coal ETF	25,068	630,210
Market Vectors Steel Index Fund	13,152	640,371
Materials Select Sector SPDR Fund	51,079	1,917,506
SPDR S&P Homebuilders ETF	48,327	1,285,498
SPDR S&P Oil & Gas Exploration & Production ETF	19,006	1,027,654
		20,181,880
SMALL-CAP FUND - 2.4%
iShares Russell 2000 Index Fund	30,036	2,531,734

VOLATILITY FUNDS - 6.5%
iPath S&P 500 Dynamic VIX ETN *	146,434	6,741,821

TOTAL EXCHANGE TRADED FUNDS ( Cost - $87,458,675)		87,938,941

SHORT-TERM INVESTMENTS - 7.6%
MONEY MARKET FUND - 7.6%
HighMark Diversified Money Market Fund, Fiduciary Shares - 0.02% +	7,934,541	7,934,541
(Cost - $7,934,541)

TOTAL INVESTMENTS - 92.2% ( Cost - $95,393,216) (a)		$ 95,873,482
OTHER ASSETS LESS LIABILITIES - 7.8%		8,159,999
NET ASSETS - 100.0%		$ 104,033,481

*Non-income producing
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $95,763,438 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
Unrealized appreciation:		$ 2,008,981
Unrealized depreciation:		(1,898,937)
Net unrealized appreciation:		$ 110,044

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012  for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 87,938,941	-	$ -	$ 87,938,941
Short Term Investments	$ 7,934,541	-	-	$ 7,934,541
Total	$ 95,873,482	$ -	$ -	$ 95,873,482

The Fund did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/28/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/28/13